Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Employee benefit expenses

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Salaries	4,937,591	5,632,219	5,302,234
Directors’ remuneration	28,229	40,164	28,621
Labor and health insurance	396,796	424,901	449,223
Pension	189,489	200,014	205,671
Other personnel expenses	458,122	460,590	480,554
	6,010,227	6,757,888	6,466,303

a)
In accordance with the Company’s Articles of Incorporation, employees’ compensation is based on the current year’s earnings, which should first be used to cover accumulated deficits, if any, and then 10% of the remaining balance distributed as employees’ compensation, including distributions to certain qualifying employees in affiliate companies, and no more than 0.5% as directors’ remuneration. Subject to the Board of Directors’ approval, employees’ compensation may be made by way of cash or share issuance. Distribution of employees’ compensation and directors’ remuneration shall be presented and reported in the subsequent shareholders’ meeting.
b)
Based on profit distributable as of the end of reporting period, for the years ended December 31, 2020, 2021 and 2022, the employees’ compensation were accrued at NT$332,080 thousand, NT$673,387 thousand and NT$447,303 thousand, respectively; the directors’ remuneration were accrued at NT$16,604 thousand, NT$25,690 thousand and NT$11,182 thousand, respectively.
c)
For the year of 2021, employees’ compensation and directors’ remuneration recognized were consistent with the amounts resolved in the Board of Directors’ meeting.